FIXED ASSETS, NET - Schedule of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 28,467	$ 22,838
Accumulated depreciation	(17,749)	(12,541)
Fixed assets, net	10,718	10,297
Capitalized internal use software
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	22,205	17,906
Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	3,032	1,702
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,489	1,489
Furniture & fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	941	941
Other
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 800	$ 800